Commitments - Company's Commitments (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	$ 5,554
Purchase obligations, 2023	4,556
Purchase obligations, 2024	424
Purchase obligations, 2025	287
Purchase obligations, 2026	101
Purchase obligations, 2027	62
Purchase obligations, Thereafter	124
Other obligations, Total	1,864
Other obligations, 2023	1,072
Other obligations, 2024	155
Other obligations, 2025	100
Other obligations, 2026	56
Other obligations, 2027	155
Other obligations, Thereafter	326
Company's commitments, Total	7,418
Company's commitments, 2023	5,628
Company's commitments, 2024	579
Company's commitments, 2025	387
Company's commitments, 2026	157
Company's commitments, 2027	217
Company's commitments, Thereafter	450
Equipment Purchase [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	3,587
Purchase obligations, 2023	3,584
Purchase obligations, 2024	3
Foundry Purchase [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	1,827
Purchase obligations, 2023	872
Purchase obligations, 2024	393
Purchase obligations, 2025	275
Purchase obligations, 2026	101
Purchase obligations, 2027	62
Purchase obligations, Thereafter	124
Software, Design, Technologies and Licenses [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	140
Purchase obligations, 2023	100
Purchase obligations, 2024	28
Purchase obligations, 2025	$ 12